Equity (Details Narrative) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock authorized shares	100,000,000	100,000,000	100,000,000